Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 08, 2020	Jun. 30, 2020	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018	Oct. 23, 2017
Organization And Description Of Business [Line Items]
Sale total consideration						$ 134,982
Percentage reduction in base salary ,temporary			20.00%
Percentage reduction in work week			20.00%
Percentage reduction in board of directors compensation			20.00%
Line of credit facility covenant terms cash minimum					$ 8,500
Net (loss) income from continuing operations			$ (12,227)	$ (18,305)	(21,995)
Net cash (used in) provided by operating activities from continuing operations			(3,808)	(4,340)	(19,748)
Net Income Loss			$ (12,779)	$ (18,686)	14,095
Subsequent Event [Member] | Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value	$ 10,000
Long term debt duration	4 years	4 years
Long term debt stated interest rate	3.14%	3.14%
Long term debt number of instalments	36	36
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum					8,500	8,500
Line of credit facility minimum excess availability					$ 8,500
Mayors Disposal Group [Member]
Organization And Description Of Business [Line Items]
Sale total consideration						$ 106,800